Noncontrolling Interests (Tables)	6 Months Ended
Sep. 30, 2012
Changes In MUFG's Ownership Interests In Subsidiaries

	Six months ended September 30,
	2011	2012
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥190,964	¥596,012
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)	(12,000)	—
Other	(165)	(307)

Net transfers to the noncontrolling interest shareholders	(12,165)	(307)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥178,799	¥595,705